Investment Securities Unrealized Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Securities [Member]
Schedule of Available for Sale and Held-to-Maturity Securities [Line Items]
Less Than 12 Months, Fair Value	$ 225,071	$ 57,715
Less Than 12 Months, Unrealized Losses	4,565	299
12 Months Or Greater, Fair Value	14,018	193,790
12 Months Or Greater, Unrealized Losses	1,321	8,999
Total Fair Value	239,089	251,505
Total Unrealized Losses	5,886	9,298
Residential CMO securities - nonagency [Member]
Schedule of Available for Sale and Held-to-Maturity Securities [Line Items]
Less than 12 Months, Fair Value	169,829	57,715
Less than 12 Months, Unrealized Losses	3,012	299
12 Months or Greater, Fair Value	10,932	183,285
12 Months or Greater, Unrealized Losses	263	5,056
Total Fair Value	180,761	241,000
Total Unrealized Losses	3,275	5,355
Residential CMO securities - agency
Schedule of Available for Sale and Held-to-Maturity Securities [Line Items]
Less than 12 Months, Fair Value	887
Less than 12 Months, Unrealized Losses	5
12 Months or Greater, Fair Value	0
12 Months or Greater, Unrealized Losses	0
Total Fair Value	887
Total Unrealized Losses	5
Residential MBS - agency [Member]
Schedule of Available for Sale and Held-to-Maturity Securities [Line Items]
Less than 12 Months, Fair Value	54,355
Less than 12 Months, Unrealized Losses	1,548
12 Months or Greater, Fair Value	0
12 Months or Greater, Unrealized Losses	0
Total Fair Value	54,355
Total Unrealized Losses	1,548
Asset-backed Securities [Member]
Schedule of Available for Sale and Held-to-Maturity Securities [Line Items]
Less than 12 Months, Fair Value	0	0
Less than 12 Months, Unrealized Losses	0	0
12 Months or Greater, Fair Value	3,086	7,526
12 Months or Greater, Unrealized Losses	1,058	1,935
Total Fair Value	3,086	7,526
Total Unrealized Losses	1,058	1,935
Corporate securities [Member]
Schedule of Available for Sale and Held-to-Maturity Securities [Line Items]
Less than 12 Months, Fair Value		0
Less than 12 Months, Unrealized Losses		0
12 Months or Greater, Fair Value		2,979
12 Months or Greater, Unrealized Losses		2,008
Total Fair Value		2,979
Total Unrealized Losses		$ 2,008